Shareholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Shareholders' Deficit [Abstract]
SHAREHOLDERS' DEFICIT

NOTE 11 – SHAREHOLDERS’ DEFICIT

Issuance of Common Stock

On January 3, 2018, holders of a majority of the voting power of the outstanding capital stock of the Company, acting by written consented, authorized and approved an amendment to the Amended and Restated Articles of Incorporation of the Company increasing the amount of authorized shares of common stock to 500,000,000 shares from 230,000,000 shares. On February 5, 2018, the Company filed the amendment with the Secretary of State of Nevada to effect the increase.

On January 11, 2018, the Company sold 588,235 shares of common stock in a private placement transaction to an investor and received $50,000 in proceeds from the sale. The shares were issued at a share price of $0.085 per share. In connection with the stock sales, the Company also issued 588,235 five-year warrants to purchase shares of common stock at an exercise price of $0.15 per share.

On February 28, 2018, the Company sold 2,352,942 shares of common stock in private placement transactions to two investors and received $200,000 in proceeds from the sale. The shares were issued at a share price of $0.085 per share. In connection with the stock sales, the Company also issued 1,764,706 five-year warrants to purchase shares of common stock at an exercise price of $0.15 per share.

On May 10, 2018, the Company sold 100,000 shares of common stock in private placement transactions to an investor and received $15,500 in proceeds from the sale. The shares were issued at a share price of $0.155 per share. In connection with the stock sale, the Company also issued 50,000 five-year warrants to purchase shares of common stock at an exercise price of $0.25 per share.

On June 14, 2018, the Company sold 208,000 shares of common stock in private placement transactions to an investor and received $52,000 in proceeds from the sale. The shares were issued at a share price of $0.25 per share. In connection with the stock sale, the Company also issued 104,000 five-year warrants to purchase shares of common stock at an exercise price of $0.35 per share.

During the six months ended June 30, 2018, the Company issued 1,856,480 common shares pursuant to draws made by the Company under the Investment Agreement. The Company received an aggregate of $328,003 in net proceeds from the draws.

Common Stock Issuable

As of June 30, 2018 and December 31, 2017, the Company was obligated to issue 18,021 and 47,101 shares of common stock, respectively, in exchange for professional services provided by a third party consultant. During the six months ended June 30, 2018 and 2017, the Company recognized expense related to shares earned by the consultant of $27,354 and $28,964, respectively.

As of June 30, 2018 and December 31, 2017, the Company was obligated to issue -0- and 75,000 shares, respectively, to an employee pursuant to the EIP.

Stock Warrants

Transactions involving our stock warrants during the six months ended June 30, 2018 and 2017 are summarized as follows:

	2018		2017
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	20,526,387	$0.23	10,576,389	$0.08
Granted during the period	9,960,403	$0.10	7,990,000	$0.42
Exercised during the period	---	$ ---	---	$ ---
Terminated during the period	---	$ ---	---	$ ---
Outstanding at end of the period	30,486,790	$0.19	18,566,389	$0.23

Exercisable at end of the period	30,486,790	$0.19	18,566,389	$0.23

Weighted average remaining life	4.0 years		4.7 years

The following table summarizes information about the Company’s stock warrants outstanding as of June 30, 2018:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.05 to 0.09	15,192,351	4.2	$0.07	15,192,351	$0.07
$0.10 to 0.15	5,640,441	3.7	$0.13	5,640,441	$0.13
$0.25 to 0.50	8,463,998	3.9	$0.33	8,463,998	$0.33
$0.51 to 1.00	1,190,000	3.8	$0.97	1,190,000	$0.97
$0.05 to 1.00	30,486,790	4.0	$0.19	30,486,790	$0.19

During the six months ended June 30, 2018, the Company issued 9,960,403 warrants. The fair value of the warrants was calculated using the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 2.32% to 2.83%, expected life of 3-5 years, volatility of 261.18% to 301.64%, and expected dividend yield of zero. The aggregate grant date fair value of warrants issued during the six months ended June 30, 2018 was $705,221.

In June 2018, the Company issued 600,000 five-year warrants with an exercise price of $0.15 to two individuals for consulting services to be performed between June 6 and December 6, 2018. The fair value of the warrants was $94,844, which is being recognized on a straight-line basis over the six-month service period. During the six months ended June 30, 2018, the Company recognized general and administrative expense of $12,439 related to these warrants.

Employee Equity Incentive Plan

On January 1, 2016, the Company instituted the Employee Equity Incentive Plan (the “EIP”) for the purpose of having equity awards available to allow for equity participation by its employees. The EIP allows for the issuance of up to 15,503,680 shares of the Company’s common stock to employees, which may be issued in the form of stock options, stock appreciation rights, or restricted shares. The EIP is governed by the Company’s board, or a committee that may be appointed by the board in the future.

The following table summarizes the status of shares issued and outstanding under the EIP outstanding as of and for the six months ended June 30, 2018 and 2017:

	2018		2017
Outstanding at beginning of the period		1,498,750		1,552,500
Granted during the period		---		---
Terminated during the period		---		(110,000)
Outstanding at end of the period		1,498,750		1,442,500

Shares vested at period-end		1,058,750		813,750
Weighted average grant date fair value of shares granted during the period	$	---	$	---
Aggregate grant date fair value of shares granted during the period	$	---	$	---
Shares available for grant pursuant to EIP at period-end		11,496,934		11,711,184

Total stock based compensation recognized for grants under the EIP was $6,445 and $6,020 during the six months ended June 30, 2018 and 2017, respectively. Total unrecognized stock compensation related to these grants was $38,335 as of June 30, 2018.

A summary of the status of non-vested shares issued pursuant to the EIP as of and for the six months ended June 30, 2018 and 2017 is presented below:

	2018		2017
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at beginning of period	628,750	$0.05	940,000	$0.04
Granted	---	$ ---	---	$ ---
Vested	(188,750)	$0.04	(207,500)	$0.04
Forfeited	---	$ ---	(110,000)	$0.05
Nonvested at end of period	440,000	$0.05	622,500	$0.04

Employee Stock Options

The following table summarizes the status of options outstanding as of and for the six months ended June 30, 2018 and 2017:

	2018		2017
		Weighted			Weighted
		Average			Average
		Exercise			Exercise
	Number	Price	Number		Price
Outstanding at beginning of the period	2,349,996	$0.12		2,349,996	$0.12
Granted during the period	158,000	$0.11		---	$ ---
Exercised during the period	---	$ ---		---	$ ---
Forfeited during the period	---	$ ---		---	$ ---
Outstanding at end of the period	2,507,996	$0.12		2,349,996	$0.12

Options exercisable at period-end	836,000			100,000
Weighted average remaining life (in years)	7.9			9.1
Weighted average grant date fair value of options granted during the period	$0.09		$	---
Options available for grant at period-end	11,496,934			11,711,184

The following table summarizes information about the Company’s stock options outstanding as of June 30, 2018:

Options Outstanding				Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$ --- to 0.10	1,733,000	7.6	$0.08	783,000	0.08
$0.11 to 0.20	774,996	8.5	$0.20	53,000	0.19
$0.08 to 0.20	2,507,996	7.9	$0.12	836,000	$0.09

Total stock based compensation recognized related to option grants was $3,223 and $2,750 during the three months ended June 30, 2018 and 2017, respectively, and $6,445 and $5,900 during the six months ended June 30, 2018 and 2017.

A summary of the status of non-vested options issued pursuant to the EIP as of and for the six months ended June 30, 2018 and 2017 is presented below:

	2018		2017
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at beginning of period	1,774,996	$0.03	2,249,996	$0.03
Granted	158,000	$0.09	---	$ ---
Vested	(261,000)	$0.02	---	$ ---
Forfeited	---	$ ---	---	$ ---
Nonvested at end of period	1,671,996	$0.03	2,249,996	$0.03

NOTE 11 – SHAREHOLDERS’ DEFICIT

Common Stock

The holders of the Company’s common stock are entitled to one vote per share. In addition, the holders of common stock will be entitled to receive ratably dividends, if any, declared by the board of directors out of legally available funds; however, the current policy of the board of directors is to retain earnings, if any, for operations and growth. Upon liquidation, dissolution or winding-up, the holders of common stock will be entitled to share ratably in all assets that are legally available for distribution. The holders of common stock will have no preemptive, subscription, redemption or conversion rights. The rights, preferences and privileges of holders of common stock will be subject to, and may be adversely affected by, the rights of the holders of any series of preferred stock, which may be designated solely by action of the board of directors and issued in the future.

On January 3, 2018, holders of a majority of the voting power of the outstanding capital stock of the Company, acting by written consented, authorized and approved an amendment to the Amended and Restated Articles of Incorporation of the Company increasing the amount of authorized shares of common stock to 500,000,000 shares from 230,000,000 shares. On February 5, 2018, the Company filed the amendment with the Secretary of State of Nevada to effect the increase.

Preferred Stock

The Company’s board of directors will be authorized, subject to any limitations prescribed by law, without further vote or action by our stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have the number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by our board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

On September 4, 2014, the Company filed with the Nevada Secretary of State a certificate of designation for up to 20,000,000 shares of Series A Convertible Preferred Stock (the “Series A”). Each share of Series A Convertible Preferred Stock (“Series A”) issued in 2014 converts into one share of common, has voting rights on an as converted basis, and receives liquidation preferences. Series A shares are not redeemable and have no dividend rights. No shares of Series A were outstanding as of December 31, 2017 or 2016.

Issuance of Common Stock

During the year ended December 31, 2017, the Company sold 4,412,498 shares of common stock in private placement transactions to 15 investors. The Company received $533,000 in proceeds from the sales. The shares were issued at a share price between $0.10 and $0.30 per share.

During the year ended December 31, 2017, the Company sold 1,461,111 shares of common stock in private placement transactions to 3 investors and received $288,000 in proceeds from the sales. The shares were issued at a share price between $0.18 and $0.20 per share. In connection with the stock sales, the Company also issued 959,998 five-year warrants to purchase shares of common stock at an exercise price of $0.30 per share.

During the years ended December 31, 2017, the Company issued 222,588 common shares pursuant to draws made by the Company under the Investment Agreement. The Company received $27,640 in proceeds from the draws.

During the years ended December 31, 2017, the Company issued 276,850 shares to a consultant and 176,250 to employees that vested pursuant to prior grants made under the Company’s Employee Equity Incentive Plan (the “EIP”).

Common Stock Issuable

As of December 31, 2017 and 2016, the Company was obligated to issue 47,101 and 80,643 shares of common stock, respectively, in exchange for professional services provided by a third party consultant beginning in the fourth quarter of 2016. During the years ended December 31, 2017, the Company recognized expense related to shares earned by the consultant of $58,265 and $6,451, respectively. During August 2017, 276,850 shares were issued to the consultant with a value of $49,996, in satisfaction of shares accrued through August 25, 2017.

As of December 31, 2017 and 2016, the Company was obligated to issue 75,000 shares to an employee pursuant to the EIP. The shares were issued in February 2017.

Stock Warrants

Transactions involving our stock warrants during the years ended December 31, 2017 and 2016 are summarized as follows:

	2017		2016
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	10,576,389	$0.08	2,000,000	$0.05
Granted during the period	9,949,998	$0.39	8,576,389	$0.09
Exercised during the period	---	$ ---	---	$ ---
Terminated during the period	---	$ ---	---	$ ---
Outstanding at end of the period	20,526,387	$0.23	10,576,389	$

Exercisable at end of the period	20,526,387	$0.23	10,576,389	$0.08

Weighted average remaining life	4.2 years		5.2 years

The following table summarizes information about the Company’s stock warrants outstanding as of December 31, 2017:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.05 to 0.09	8,388,889	4.3	$0.08	8,388,889	$0.08
$0.10 to 0.15	2,687,500	3.6	$0.11	2,687,500	$0.11
$0.25 to 0.50	8,259,998	0.9	$0.88	8,259,998	$0.88
$0.51 to 1.00	1,190,000	4.3	$0.97	1,190,000	$0.97
$0.05 to 1.00	20,526,387	2.9	$0.46	20,526,387	$0.46

During the year ended December 31, 2017, the Company issued 9,949,998 warrants. The fair value of warrants issued in 2017 was calculated using the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.74% to 2.01%, expected life of 5 years, volatility of 40.00% to 190.86%, and expected dividend yield of zero. The aggregate grant date fair value of warrants issued during the years ended December 31, 2017 and 2016 was $629,299 and $135,023, respectively.

Employee Equity Incentive Plan

On January 1, 2016, the Company instituted the EIP for the purpose of having equity awards available to allow for equity participation by its employees. The EIP allows for the issuance of up to 15,503,680 shares of the Company’s common stock to employees, which may be issued in the form of stock options, stock appreciation rights, or restricted shares. The EIP is governed by the Company’s board, or a committee that may be appointed by the board in the future.

During August 2017, the Company issued 207,500 shares of common stock to employees under the EIP as a result of grants made in 2016 that vested during 2017.

The following table summarizes the status of shares issued and outstanding under the EIP outstanding as of and for the years ended December 31, 2017 and 2016:

	2017	2016
Outstanding at beginning of the period	1,552,500	---
Granted during the period	175,000	1,552,500
Terminated during the period	(228,750)	---
Outstanding at end of the period	1,498,750	1,552,500

Shares vested at period-end	870,000	612,500
Weighted average grant date fair value of shares granted during the period	$0.09	$0.04
Aggregate grant date fair value of shares granted during the period	$15,750	$63,000
Shares available for grant pursuant to EIP at period-end	11,654,934	11,601,184

Total stock based compensation recognized for grants under the EIP was $11,153 and $12,360 during the years ended December 31, 2017 and 2016, respectively. Total unrecognized stock compensation related to these grants was $41,558 as of December 31, 2017.

A summary of the status of non-vested shares issued pursuant to the EIP as of December 31, 2017 is presented below:

	2017		2016
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at beginning of period	940,000	$0.04	---	$ ---
Granted	100,000	$0.09	1,552,500	$0.04
Vested	(182,500)	$0.04	(612,500)	$0.04
Forfeited	(228,750)	$0.04	---	$ ---
Nonvested at end of period	628,750	$0.05	940,000	$0.04

Employee Stock Options

The following table summarizes the status of options outstanding as of and for the years ended of December 31, 2017 and 2016:

	2017			2016
			Weighted		Weighted
			Average		Average
			Exercise		Exercise
	Number		Price	Number	Price
Outstanding at beginning of the period		2,349,996	$0.12	---	$ ---
Granted during the period		---	$ ---	2,349,996	$0.12
Exercised during the period		---	$ ---	---	$ ---
Terminated during the period		---	$ ---	---	$ ---
Outstanding at end of the period		2,349,996	$0.12	2,349,996	$0.12

Options exercisable at period-end		575,000		100,000
Weighted average remaining life (in years)		8.6		9.6
Weighted average grant date fair value of options granted during the period	$	---		$0.03
Options available for grant at period-end		11,654,934		11,601,184

The following table summarizes information about the Company’s stock options outstanding as of December 31, 2017:

Options Outstanding				Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.08	1,600,000	8.5	$0.08	525,000	$0.08
$0.20	749,996	8.9	$0.20	50,000	$0.20
$0.08 to 0.20	2,349,996	8.6	$0.12	575,000	$0.09

Total stock based compensation recognized related to option grants was $9,779 and $8,067 during the years ended December 31, 2017 and 2016, respectively.

A summary of the status of non-vested options issued pursuant to the EIP as of December 31, 2017 and 2016 is presented below:

	2017		2016
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at beginning of period	2,249,996	$0.03	---	$ ---
Granted	---	$ ---	2,349,996	$0.03
Vested	(475,000)	$0.03	(100,000)	$0.03
Forfeited	---	$ ---	---	$ ---
Nonvested at end of period	1,774,996	$0.03	2,249,996	$0.03